Product Warranty - Schedule of Accrued Warranty Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Standard Product Warranty Disclosure [Abstract]
Balance at beginning of year	$ 11,448	$ 17,775	$ 19,794
Actual warranty costs incurred	(7,301)	(12,552)	(10,995)
Warranty expense	8,811	8,274	10,502
Currency translation adjustment	(171)	(2,049)	(1,526)
Balance at end of year	$ 12,787	$ 11,448	$ 17,775